Investment Objectives and Goals	Jun. 12, 2026
VegaShares Synthetic Mind ETF
Prospectus [Line Items]
Risk/Return [Heading]	VegaShares Synthetic Mind ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
VegaShares SpaceX & Beyond Earth ETF
Prospectus [Line Items]
Risk/Return [Heading]	VegaShares SpaceX & Beyond Earth ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
VegaShares Creatorverse ETF
Prospectus [Line Items]
Risk/Return [Heading]	VegaShares Creatorverse ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.